Earnings per share (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Calculation of Basic and Diluted Earnings Per Share

The following table shows the calculation of basic and diluted earnings per share for the years ended March 31, 2017, 2018 and 2019:

	For the year ended March 31,
	2017	2018	2019
Net profit for the year attributable to owners of the Company (millions of yen)	27,458	38,352	24,383

Weighted average number of ordinary shares for basic earnings per share (thousands of shares)	195,904	195,905	200,694
Effects of dilution from stock options (thousands of shares)	56	73	95

Weighted average number of ordinary shares adjusted for the effect of dilution (thousands of shares)	195,960	195,978	200,789

Basic earnings per share (yen)	140.16	195.77	121.49
Diluted earnings per share (yen)	140.12	195.69	121.43